iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited)
May 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .4%
AAR Corp.
(a)
............................ 14,691 $ 902,174
AeroVironment, Inc.
(a) (b)
..................... 11,691 2,081,349
Archer Aviation, Inc. , Class A
(a) (b)
............... 143,987 1,452,829
ATI, Inc.
(a)
.............................. 53,709 4,277,385
Curtiss-Wright Corp. ....................... 11,870 5,224,106
Ducommun, Inc.
(a)
........................ 15,626 1,099,758
Hexcel Corp. ............................ 33,332 1,762,929
Huntington Ingalls Industries, Inc. .............. 15,026 3,351,700
Kratos Defense & Security Solutions, Inc.
(a) (b)
...... 64,220 2,369,076
Leonardo DRS, Inc. ....................... 66,407 2,809,016
Loar Holdings, Inc.
(a)
....................... 10,877 946,843
Mercury Systems, Inc.
(a) (b)
................... 35,505 1,748,621
Moog, Inc. , Class A ....................... 16,941 3,139,337
Rocket Lab Corp.
(a) (b)
...................... 140,755 3,770,826
Spirit AeroSystems Holdings, Inc. , Class A
(a) (b)
...... 33,371 1,247,408
Triumph Group, Inc.
(a)
...................... 37,149 958,073
V2X, Inc.
(a)
............................. 18,884 855,067
Woodward, Inc. .......................... 22,444 4,855,310
42,851,807
a
Air Freight & Logistics  —  0 .1%
GXO Logistics, Inc.
(a)
...................... 45,800 1,884,212
a
Automobile Components  —  1 .0%
BorgWarner, Inc. ......................... 101,724 3,366,047
Dana, Inc. .............................. 55,852 928,819
Dorman Products, Inc.
(a)
.................... 6,854 886,291
Gentherm, Inc.
(a)
......................... 33,018 903,538
Goodyear Tire & Rubber Co. (The)
(a)
............ 131,815 1,504,009
LCI Industries ........................... 16,121 1,404,784
Lear Corp. ............................. 28,817 2,605,633
Modine Manufacturing Co.
(a) (b)
................ 23,188 2,105,470
Standard Motor Products, Inc. ................ 30,325 918,848
Visteon Corp.
(a)
.......................... 20,349 1,717,964
XPEL, Inc.
(a)
............................ 24,097 866,769
17,208,172
a
Automobiles  —  0 .4%
Harley-Davidson, Inc. ...................... 124,986 3,025,911
Lucid Group, Inc.
(a) (b)
....................... 591,020 1,317,975
Thor Industries, Inc. ....................... 20,510 1,665,207
Winnebago Industries, Inc. .................. 38,879 1,319,164
7,328,257
a
Banks  —  6 .8%
Amalgamated Financial Corp. ................ 41,809 1,263,468
Ameris Bancorp .......................... 25,401 1,561,399
Associated Banc-Corp. ..................... 96,462 2,235,025
Atlantic Union Bankshares Corp. .............. 40,050 1,202,301
Banc of California, Inc. ..................... 83,510 1,145,757
Bancorp, Inc. (The)
(a)
...................... 24,995 1,277,245
Bank of Hawaii Corp. ...................... 21,776 1,448,322
Bank OZK ............................. 39,566 1,753,961
BankUnited, Inc. ......................... 38,015 1,291,750
Banner Corp. ........................... 44,177 2,723,512
Berkshire Hills Bancorp, Inc. ................. 136,883 3,389,223
Cadence Bank .......................... 73,268 2,220,020
Camden National Corp. .................... 44,919 1,767,113
Central Pacific Financial Corp. ................ 87,208 2,328,454
Columbia Banking System, Inc. ............... 80,107 1,872,902
Comerica, Inc. ........................... 53,974 3,081,376
Commerce Bancshares, Inc. ................. 39,157 2,467,283
Community Financial System, Inc. ............. 23,039 1,295,713
Security Shares Value
a
Banks (continued)
Cullen/Frost Bankers, Inc. ................... 15,093 $ 1,916,509
Customers Bancorp, Inc.
(a)
................... 17,135 873,200
CVB Financial Corp. ....................... 88,791 1,664,831
East West Bancorp, Inc. .................... 58,485 5,333,832
Enterprise Financial Services Corp. ............ 29,265 1,549,289
First BanCorp ........................... 121,234 2,422,255
First Busey Corp. ......................... 42,314 935,986
First Financial Bancorp ..................... 36,353 878,289
First Financial Bankshares, Inc. ............... 30,089 1,060,938
First Horizon Corp. ........................ 175,973 3,498,343
First Interstate BancSystem, Inc. , Class A ........ 57,288 1,555,369
Flagstar Financial, Inc. ..................... 89,929 1,035,982
Fulton Financial Corp. ...................... 123,137 2,124,113
Glacier Bancorp, Inc. ...................... 76,057 3,154,084
Hancock Whitney Corp. .................... 23,510 1,285,292
Hanmi Financial Corp. ..................... 41,793 957,896
Heritage Commerce Corp. ................... 101,261 937,677
Horizon Bancorp, Inc. ...................... 60,295 894,778
Independent Bank Corp. .................... 83,907 3,307,595
Mercantile Bank Corp. ..................... 21,045 929,347
NBT Bancorp, Inc. ........................ 21,817 913,041
Old National Bancorp ...................... 140,968 2,940,593
Pacific Premier Bancorp, Inc. ................. 55,392 1,174,310
Pathward Financial, Inc. .................... 12,525 977,576
Pinnacle Financial Partners, Inc. ............... 32,108 3,412,438
Popular, Inc. ............................ 13,031 1,349,099
Provident Financial Services, Inc. .............. 76,872 1,283,762
Renasant Corp. .......................... 45,234 1,585,452
S&T Bancorp, Inc. ........................ 24,624 902,716
ServisFirst Bancshares, Inc. ................. 11,842 881,400
Southside Bancshares, Inc. .................. 31,470 887,139
SouthState Corp. ......................... 45,715 4,013,777
Synovus Financial Corp. .................... 87,554 4,187,708
Texas Capital Bancshares, Inc.
(a)
.............. 12,870 922,650
UMB Financial Corp. ...................... 28,690 2,958,513
United Bankshares, Inc. .................... 107,153 3,872,509
United Community Banks, Inc. ................ 68,438 1,966,908
Valley National Bancorp .................... 264,699 2,324,057
WaFd, Inc. ............................. 31,396 892,274
Washington Trust Bancorp, Inc. ............... 30,368 839,979
Webster Financial Corp. .................... 78,440 4,038,091
Western Alliance Bancorp ................... 46,502 3,367,210
Wintrust Financial Corp. .................... 8,478 1,012,358
Zions Bancorp NA ........................ 71,846 3,402,627
120,746,616
a
Beverages  —  0 .3%
Celsius Holdings, Inc.
(a)
..................... 49,206 1,863,923
Primo Brands Corp. , Class A ................. 107,468 3,553,967
5,417,890
a
Biotechnology  —  4 .2%
89bio, Inc.
(a)
............................ 100,316 987,109
ADMA Biologics, Inc.
(a)
..................... 71,274 1,414,076
Akero Therapeutics, Inc.
(a)
................... 18,968 941,761
Alkermes PLC
(a)
.......................... 79,723 2,440,321
Arbutus Biopharma Corp.
(a)
.................. 281,427 945,595
Arcellx, Inc.
(a)
........................... 14,956 928,169
Arcutis Biotherapeutics, Inc.
(a)
................ 62,242 811,636
Arrowhead Pharmaceuticals, Inc.
(a)
............. 55,137 886,052
Avidity Biosciences, Inc.
(a)
................... 30,312 939,066
Biohaven Ltd.
(a)
.......................... 55,563 822,888
Blueprint Medicines Corp.
(a)
.................. 14,734 1,493,291
Bridgebio Pharma, Inc.
(a) (b)
................... 40,927 1,401,750

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Biotechnology (continued)
CareDx, Inc.
(a) (b)
.......................... 50,993 $ 866,371
Catalyst Pharmaceuticals, Inc.
(a) (b)
.............. 59,190 1,477,382
Celldex Therapeutics, Inc.
(a) (b)
................. 43,884 868,026
Crinetics Pharmaceuticals, Inc.
(a)
.............. 53,943 1,645,801
CRISPR Therapeutics AG
(a) (b)
................. 24,405 885,657
Cytokinetics, Inc.
(a) (b)
....................... 59,219 1,836,973
Denali Therapeutics, Inc.
(a) (b)
................. 63,126 835,788
Exact Sciences Corp.
(a)
..................... 70,868 3,988,451
Exelixis, Inc.
(a)
........................... 67,506 2,905,458
Geron Corp.
(a)
........................... 647,654 984,434
Halozyme Therapeutics, Inc.
(a)
................ 40,792 2,287,207
Ideaya Biosciences, Inc.
(a)
................... 48,580 966,256
Insmed, Inc.
(a)
........................... 66,227 4,618,009
Ionis Pharmaceuticals, Inc.
(a)
................. 35,860 1,201,669
Kymera Therapeutics, Inc.
(a) (b)
................ 28,707 850,876
Madrigal Pharmaceuticals, Inc.
(a) (b)
............. 4,019 1,106,270
MannKind Corp.
(a)
........................ 207,155 859,693
Merus N.V.
(a) (b)
........................... 26,277 1,473,351
Moderna, Inc.
(a)
.......................... 140,421 3,729,582
MoonLake Immunotherapeutics , Class A
(a) (b)
....... 22,650 883,577
Nurix Therapeutics, Inc.
(a)
................... 88,853 944,507
Protagonist Therapeutics, Inc.
(a)
............... 26,184 1,242,955
Prothena Corp. PLC
(a)
...................... 123,656 567,581
PTC Therapeutics, Inc.
(a)
.................... 19,215 932,312
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
...... 198,165 828,330
Revolution Medicines, Inc.
(a)
.................. 39,049 1,538,531
Rhythm Pharmaceuticals, Inc.
(a)
............... 14,091 864,201
Rocket Pharmaceuticals, Inc.
(a)
................ 131,354 329,699
Roivant Sciences Ltd.
(a) (b)
................... 101,798 1,118,760
Sarepta Therapeutics, Inc.
(a)
................. 32,881 1,236,326
Savara, Inc.
(a) (b)
.......................... 289,383 659,793
Scholar Rock Holding Corp.
(a)
................ 28,668 831,659
Soleno Therapeutics, Inc.
(a)
.................. 14,714 1,079,272
SpringWorks Therapeutics, Inc.
(a)
.............. 19,489 910,331
Syndax Pharmaceuticals, Inc.
(a)
............... 85,078 896,722
TG Therapeutics, Inc.
(a)
..................... 35,930 1,261,502
Twist Bioscience Corp.
(a)
.................... 29,192 855,326
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 25,811 878,348
Vaxcyte, Inc.
(a)
........................... 62,955 2,045,408
Vera Therapeutics, Inc. , Class A
(a) (b)
............. 42,454 804,503
Veracyte, Inc.
(a)
.......................... 56,653 1,507,536
Viking Therapeutics, Inc.
(a) (b)
.................. 40,230 1,078,164
Viridian Therapeutics, Inc.
(a)
.................. 65,245 908,210
Xenon Pharmaceuticals, Inc.
(a)
................ 58,007 1,673,502
Zymeworks, Inc.
(a)
........................ 72,451 828,115
74,104,138
a
Broadline Retail  —  0 .4%
Etsy, Inc.
(a)
............................. 32,274 1,786,366
Kohl's Corp. ............................ 109,259 888,276
Macy's, Inc. ............................ 155,043 1,843,461
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 22,976 2,560,675
7,078,778
a
Building Products  —  1 .8%
AAON, Inc. ............................. 33,200 3,196,828
Advanced Drainage Systems, Inc. ............. 34,764 3,822,650
Armstrong World Industries, Inc. ............... 23,378 3,638,318
AZEK Co., Inc. (The) , Class A
(a)
............... 36,611 1,812,611
AZZ, Inc. .............................. 20,412 1,851,164
Fortune Brands Innovations, Inc. .............. 60,133 3,030,703
Gibraltar Industries, Inc.
(a)
................... 16,825 985,609
Griffon Corp. ............................ 12,809 880,619
Hayward Holdings, Inc.
(a)
.................... 79,774 1,112,847
JELD-WEN Holding, Inc.
(a)
................... 233,875 853,644
Security Shares Value
a
Building Products (continued)
Quanex Building Products Corp. ............... 49,608 $ 829,942
Resideo Technologies, Inc.
(a)
................. 135,079 2,796,135
Simpson Manufacturing Co., Inc. .............. 8,363 1,302,119
Trex Co., Inc.
(a)
.......................... 21,928 1,225,117
Zurn Elkay Water Solutions Corp. .............. 138,311 5,005,475
32,343,781
a
Capital Markets  —  2 .7%
Affiliated Managers Group, Inc. ............... 14,794 2,603,744
Artisan Partners Asset Management, Inc. , Class A ... 61,990 2,498,197
BGC Group, Inc. , Class A ................... 92,105 854,734
Blue Owl Capital, Inc. , Class A ................ 100,240 1,872,483
Donnelley Financial Solutions, Inc.
(a)
............ 23,408 1,275,268
Evercore, Inc. , Class A ..................... 7,640 1,768,584
Franklin Resources, Inc. .................... 85,705 1,854,656
Freedom Holding Corp. N.V.
(a) (b)
............... 6,388 1,059,705
Hamilton Lane, Inc. , Class A ................. 5,266 784,634
Invesco Ltd. ............................ 255,324 3,691,985
Janus Henderson Group PLC ................ 189,657 6,890,239
Jefferies Financial Group, Inc. ................ 31,576 1,534,594
Lazard, Inc. ............................ 63,975 2,776,515
MarketAxess Holdings, Inc. .................. 17,740 3,839,113
Morningstar, Inc. ......................... 11,314 3,489,464
Piper Sandler Companies ................... 6,258 1,573,574
PJT Partners, Inc. , Class A .................. 11,641 1,753,833
Stifel Financial Corp. ...................... 39,139 3,687,677
TPG, Inc. , Class A ........................ 18,062 869,324
Victory Capital Holdings, Inc. , Class A ........... 28,582 1,772,370
Virtu Financial, Inc. , Class A .................. 25,990 1,044,538
WisdomTree, Inc. ......................... 94,834 895,233
48,390,464
a
Chemicals  —  1 .8%
Albemarle Corp. ......................... 41,119 2,292,795
Avient Corp. ............................ 31,727 1,146,296
Axalta Coating Systems Ltd.
(a)
................ 111,717 3,440,884
Balchem Corp. .......................... 13,268 2,211,776
Cabot Corp. ............................ 17,265 1,289,523
Celanese Corp.
(b)
......................... 35,233 1,861,359
Chemours Co. (The) ....................... 81,023 820,763
Eastman Chemical Co. ..................... 10,906 854,703
Element Solutions, Inc. ..................... 64,076 1,369,945
FMC Corp. ............................. 51,955 2,107,295
Hawkins, Inc. ........................... 10,434 1,392,835
HB Fuller Co. ........................... 36,822 2,055,404
Innospec, Inc. ........................... 10,157 864,158
Koppers Holdings, Inc. ..................... 29,118 894,505
Minerals Technologies, Inc. .................. 24,090 1,367,830
Mosaic Co. (The) ......................... 114,362 4,133,043
Sensient Technologies Corp. ................. 21,876 2,067,938
Stepan Co. ............................. 16,265 883,027
Tronox Holdings PLC ...................... 171,081 971,740
32,025,819
a
Commercial Services & Supplies  —  1 .0%
ABM Industries, Inc. ....................... 24,974 1,314,881
ACV Auctions, Inc. , Class A
(a)
................. 54,008 884,651
Brady Corp. , Class A , NVS .................. 33,603 2,344,481
CECO Environmental Corp.
(a) (b)
............... 32,551 875,296
Clean Harbors, Inc.
(a)
...................... 4,415 1,001,278
HNI Corp. .............................. 43,149 2,007,723
Interface, Inc. ........................... 43,350 870,901
MillerKnoll, Inc. .......................... 52,879 892,069
OPENLANE, Inc.
(a)
........................ 57,478 1,317,971
Pitney Bowes, Inc. ........................ 94,016 968,365

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Commercial Services & Supplies (continued)
Steelcase, Inc. , Class A .................... 88,865 $ 916,198
Tetra Tech, Inc. .......................... 81,792 2,857,812
VSE Corp. ............................. 10,584 1,376,873
17,628,499
a
Communications Equipment  —  0 .7%
Calix, Inc.
(a)
............................. 30,053 1,389,651
Ciena Corp.
(a)
........................... 54,485 4,362,069
CommScope Holding Co., Inc.
(a)
............... 155,862 941,406
Digi International, Inc.
(a)
..................... 27,618 895,099
Extreme Networks, Inc.
(a)
.................... 62,162 974,079
Harmonic, Inc.
(a) (b)
........................ 97,208 876,816
Lumentum Holdings, Inc.
(a)
.................. 25,456 1,839,960
NETGEAR, Inc.
(a)
......................... 36,153 1,060,367
Ribbon Communications, Inc.
(a)
............... 250,460 846,555
13,186,002
a
Construction & Engineering  —  2 .1%
API Group Corp.
(a)
........................ 44,846 2,092,963
Arcosa, Inc. ............................ 31,109 2,683,773
Argan, Inc. ............................. 5,221 1,097,976
Comfort Systems USA, Inc. .................. 14,659 7,010,374
Dycom Industries, Inc.
(a)
.................... 10,722 2,465,202
Everus Construction Group, Inc.
(a)
.............. 20,796 1,204,296
Fluor Corp.
(a)
............................ 32,360 1,345,529
Granite Construction, Inc. ................... 23,784 2,127,479
IES Holdings, Inc.
(a) (b)
...................... 3,750 973,725
Limbach Holdings, Inc.
(a)
.................... 7,027 901,002
MasTec, Inc.
(a)
........................... 20,704 3,228,375
MYR Group, Inc.
(a)
........................ 11,646 1,826,675
Primoris Services Corp. .................... 26,508 1,911,492
Sterling Infrastructure, Inc.
(a) (b)
................ 11,232 2,111,728
Tutor Perini Corp.
(a)
....................... 24,808 914,919
Valmont Industries, Inc. ..................... 9,386 2,985,124
WillScot Holdings Corp. , Class A .............. 89,043 2,399,709
37,280,341
a
Construction Materials  —  0 .2%
Eagle Materials, Inc. ....................... 5,078 1,026,823
Knife River Corp.
(a) (b)
....................... 25,313 2,381,953
3,408,776
a
Consumer Finance  —  1 .0%
Ally Financial, Inc. ........................ 84,736 2,965,760
Dave, Inc. , Class A
(a)
...................... 4,612 926,182
Encore Capital Group, Inc.
(a)
................. 35,788 1,356,365
OneMain Holdings, Inc. ..................... 63,511 3,292,410
PRA Group, Inc.
(a)
........................ 61,208 868,541
SLM Corp. ............................. 101,371 3,281,379
SoFi Technologies, Inc.
(a)
.................... 335,282 4,459,251
Upstart Holdings, Inc.
(a)
..................... 28,634 1,350,666
18,500,554
a
Consumer Staples Distribution & Retail  —  2 .4%
Andersons, Inc. (The) ...................... 70,774 2,513,185
BJ's Wholesale Club Holdings, Inc.
(a)
............ 54,070 6,121,265
Casey's General Stores, Inc. ................. 20,405 8,932,493
Grocery Outlet Holding Corp.
(a)
................ 64,677 878,314
Maplebear, Inc.
(a)
......................... 47,072 2,149,778
Sprouts Farmers Market, Inc.
(a)
................ 45,070 7,790,800
U.S. Foods Holding Corp.
(a)
.................. 137,363 10,868,160
United Natural Foods, Inc.
(a)
.................. 35,747 1,092,786
Walgreens Boots Alliance, Inc. ................ 250,860 2,822,175
43,168,956
a
Security Shares Value
a
Containers & Packaging  —  0 .8%
AptarGroup, Inc. ......................... 23,365 $ 3,701,016
Graphic Packaging Holding Co. ............... 108,959 2,421,069
Greif, Inc. , Class A , NVS .................... 18,773 1,043,779
Greif, Inc. , Class B ........................ 22,625 1,363,156
O-I Glass, Inc.
(a)
.......................... 67,073 879,327
Sealed Air Corp. ......................... 68,536 2,206,859
Sonoco Products Co. ...................... 40,528 1,845,645
13,460,851
a
Diversified Consumer Services  —  1 .9%
ADT, Inc. .............................. 385,966 3,211,237
Adtalem Global Education, Inc.
(a)
.............. 11,366 1,500,653
Bright Horizons Family Solutions, Inc.
(a) (b)
......... 34,838 4,501,070
Coursera, Inc.
(a)
.......................... 104,174 921,940
Duolingo, Inc. , Class A
(a)
.................... 12,328 6,405,752
Frontdoor, Inc.
(a)
.......................... 52,430 2,884,174
Grand Canyon Education, Inc.
(a)
............... 4,531 896,436
H&R Block, Inc. .......................... 44,352 2,525,846
KinderCare Learning Companies, Inc.
(a)
.......... 76,616 940,078
Service Corp. International .................. 69,777 5,442,606
Stride, Inc.
(a)
............................ 19,754 2,990,558
Universal Technical Institute, Inc.
(a)
............. 25,592 909,284
33,129,634
a
Diversified REITs  —  0 .3%
Broadstone Net Lease, Inc. .................. 65,686 1,045,064
Essential Properties Realty Trust, Inc. ........... 124,239 4,037,768
5,082,832
a
Diversified Telecommunication Services  —  0 .5%
AST SpaceMobile, Inc. , Class A
(a) (b)
............. 66,055 1,523,889
Cogent Communications Holdings, Inc. .......... 32,136 1,468,937
Frontier Communications Parent, Inc.
(a)
.......... 75,615 2,739,531
Iridium Communications, Inc. ................. 61,889 1,571,981
Lumen Technologies, Inc.
(a)
.................. 402,306 1,577,039
8,881,377
a
Electric Utilities  —  0 .1%
Hawaiian Electric Industries, Inc.
(a)
............. 83,183 888,394
Oklo, Inc. , Class A
(a) (b)
...................... 24,423 1,287,581
2,175,975
a
Electrical Equipment  —  1 .3%
Acuity, Inc. ............................. 14,882 3,867,683
American Superconductor Corp.
(a) (b)
............ 36,578 1,033,694
Atkore, Inc. ............................. 19,565 1,273,681
Bloom Energy Corp. , Class A
(a) (b)
.............. 79,725 1,472,521
Generac Holdings, Inc.
(a) (b)
................... 20,886 2,550,807
NEXTracker, Inc. , Class A
(a)
.................. 51,912 2,942,891
NuScale Power Corp. , Class A
(a) (b)
.............. 38,449 1,229,984
nVent Electric PLC ........................ 57,463 3,781,065
Powell Industries, Inc. ...................... 4,986 845,576
Regal Rexnord Corp. ...................... 11,761 1,569,388
Sensata Technologies Holding PLC ............ 54,764 1,427,150
Sunrun, Inc.
(a)
........................... 91,520 685,485
22,679,925
a
Electronic Equipment, Instruments & Components  —  3 .2%
Advanced Energy Industries, Inc. .............. 23,074 2,648,434
Arlo Technologies, Inc.
(a)
.................... 66,265 948,915
Arrow Electronics, Inc.
(a)
.................... 22,641 2,680,241
Avnet, Inc. ............................. 69,599 3,480,646
Badger Meter, Inc. ........................ 19,116 4,744,973
Belden, Inc. ............................ 28,592 3,036,470
Benchmark Electronics, Inc. ................. 35,100 1,281,852
Cognex Corp. ........................... 29,954 897,721

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
Coherent Corp.
(a)
......................... 55,455 $ 4,194,062
CTS Corp. ............................. 21,578 878,009
ePlus, Inc.
(a)
............................ 14,500 1,034,865
Fabrinet
(a)
.............................. 12,579 2,929,272
Flex Ltd.
(a)
.............................. 129,619 5,482,884
Insight Enterprises, Inc.
(a) (b)
.................. 13,038 1,700,025
Itron, Inc.
(a)
............................. 26,927 3,112,761
Knowles Corp.
(a)
......................... 52,073 854,518
Littelfuse, Inc. ........................... 9,957 2,041,782
Mirion Technologies, Inc. , Class A
(a)
............ 99,930 1,908,663
Novanta, Inc.
(a)
.......................... 19,201 2,377,468
OSI Systems, Inc.
(a)
....................... 4,001 876,659
PAR Technology Corp.
(a) (b)
................... 20,414 1,338,342
Plexus Corp.
(a)
........................... 16,901 2,218,425
Rogers Corp.
(a)
.......................... 19,288 1,284,002
TD SYNNEX Corp. ........................ 18,487 2,243,213
Vontier Corp. ............................ 51,868 1,854,281
56,048,483
a
Energy Equipment & Services  —  1 .0%
Archrock, Inc. ........................... 77,996 1,942,101
Cactus, Inc. , Class A ...................... 22,301 914,341
ChampionX Corp. ........................ 111,273 2,678,341
Core Laboratories, Inc. ..................... 79,178 851,164
Expro Group Holdings N.V.
(a)
................. 110,875 922,480
Innovex International, Inc.
(a)
.................. 66,464 917,203
NOV, Inc. .............................. 189,288 2,271,456
TechnipFMC PLC ........................ 210,482 6,556,514
Weatherford International PLC ................ 36,104 1,574,134
18,627,734
a
Entertainment  —  0 .6%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
..... 300,176 1,068,627
Cinemark Holdings, Inc. .................... 59,032 1,993,511
IMAX Corp.
(a)
........................... 44,693 1,244,700
Roku, Inc. , Class A
(a)
...................... 37,822 2,740,582
TKO Group Holdings, Inc. , Class A
(b)
............ 23,050 3,637,520
10,684,940
a
Financial Services  —  2 .0%
Affirm Holdings, Inc. , Class A
(a) (b)
............... 88,754 4,606,332
AvidXchange Holdings, Inc.
(a)
................. 98,047 959,880
Burford Capital, Ltd. ....................... 150,974 1,941,525
Flywire Corp.
(a)
.......................... 76,869 826,342
HA Sustainable Infrastructure Capital, Inc. ........ 66,187 1,657,984
Jackson Financial, Inc. , Class A ............... 26,955 2,207,884
Marqeta, Inc. , Class A
(a)
.................... 173,866 935,399
MGIC Investment Corp. .................... 127,271 3,366,318
Mr Cooper Group, Inc.
(a)
.................... 19,615 2,540,731
NMI Holdings, Inc.
(a)
....................... 43,499 1,727,780
Payoneer Global, Inc.
(a)
..................... 123,933 843,984
PennyMac Financial Services, Inc. ............. 14,522 1,394,112
Radian Group, Inc. ........................ 44,718 1,527,120
Remitly Global, Inc.
(a)
...................... 40,116 856,878
Rocket Companies, Inc. , Class A
(b)
............. 76,080 970,020
Sezzle, Inc.
(a)
........................... 9,146 975,970
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 13,744 1,302,794
Voya Financial, Inc. ....................... 34,638 2,304,120
Walker & Dunlop, Inc. ...................... 15,861 1,086,320
Western Union Co. (The) ................... 107,787 1,000,263
WEX, Inc.
(a) (b)
............................ 18,828 2,502,806
35,534,562
a
Security Shares Value
a
Food Products  —  1 .1%
Cal-Maine Foods, Inc. ...................... 12,141 $ 1,164,686
Darling Ingredients, Inc.
(a)
................... 78,020 2,431,103
Freshpet, Inc.
(a)
.......................... 26,833 2,150,933
Ingredion, Inc. ........................... 45,632 6,348,324
Lamb Weston Holdings, Inc. ................. 65,602 3,659,280
Post Holdings, Inc.
(a)
....................... 9,226 1,020,303
Simply Good Foods Co. (The)
(a)
............... 26,703 921,520
TreeHouse Foods, Inc.
(a)
.................... 38,450 863,587
Vital Farms, Inc.
(a)
........................ 28,771 916,069
WK Kellogg Co. .......................... 50,529 854,951
20,330,756
a
Gas Utilities  —  1 .9%
Chesapeake Utilities Corp. .................. 26,939 3,291,677
National Fuel Gas Co. ..................... 61,436 5,070,928
New Jersey Resources Corp. ................. 91,351 4,192,097
Northwest Natural Holding Co. ................ 41,861 1,715,045
ONE Gas, Inc. ........................... 81,622 6,102,061
Southwest Gas Holdings, Inc. ................ 43,865 3,150,823
Spire, Inc. .............................. 61,851 4,656,143
UGI Corp. .............................. 152,036 5,482,418
33,661,192
a
Ground Transportation  —  1 .4%
ArcBest Corp. ........................... 13,904 871,642
Avis Budget Group, Inc.
(a)
................... 8,188 997,217
Knight-Swift Transportation Holdings, Inc. , Class A .. 23,922 1,060,223
Landstar System, Inc. ...................... 21,396 2,935,959
Lyft, Inc. , Class A
(a)
........................ 118,369 1,803,944
RXO, Inc.
(a) (b)
............................ 69,282 1,075,949
Ryder System, Inc. ........................ 29,642 4,361,227
Saia, Inc.
(a) (b)
............................ 9,684 2,560,546
Schneider National, Inc. , Class B .............. 118,659 2,749,329
Werner Enterprises, Inc. .................... 39,767 1,031,954
XPO, Inc.
(a)
............................. 43,397 4,939,881
24,387,871
a
Health Care Equipment & Supplies  —  2 .3%
Alphatec Holdings, Inc.
(a)
.................... 69,498 863,860
Artivion, Inc.
(a)
........................... 32,570 963,421
AtriCure, Inc.
(a)
.......................... 26,681 922,362
CONMED Corp. .......................... 15,143 859,365
DENTSPLY SIRONA, Inc. ................... 54,504 870,974
Embecta Corp. .......................... 73,344 772,312
Enovis Corp.
(a)
........................... 27,191 851,078
Envista Holdings Corp.
(a)
.................... 59,320 1,083,776
Glaukos Corp.
(a) (b)
......................... 32,057 3,022,655
Globus Medical, Inc. , Class A
(a) (b)
.............. 26,955 1,595,197
Haemonetics Corp.
(a)
...................... 20,509 1,388,664
ICU Medical, Inc.
(a)
........................ 10,445 1,408,613
Inspire Medical Systems, Inc.
(a)
............... 8,966 1,239,101
Integer Holdings Corp.
(a)
.................... 9,925 1,178,693
Integra LifeSciences Holdings Corp.
(a)
........... 67,846 858,930
iRhythm Technologies, Inc.
(a) (b)
................ 10,416 1,463,448
Lantheus Holdings, Inc.
(a) (b)
.................. 22,593 1,707,127
LivaNova PLC
(a)
.......................... 20,219 874,472
Masimo Corp.
(a) (b)
......................... 11,838 1,923,675
Merit Medical Systems, Inc.
(a)
................. 31,577 3,000,762
Novocure Ltd.
(a)
.......................... 50,050 956,456
Omnicell, Inc.
(a)
.......................... 31,428 954,468
Penumbra, Inc.
(a)
......................... 13,980 3,732,241
PROCEPT BioRobotics Corp.
(a)
............... 19,980 1,158,840
QuidelOrtho Corp.
(a)
....................... 27,899 855,662
RxSight, Inc.
(a)
........................... 54,206 828,810
STAAR Surgical Co.
(a)
...................... 47,038 837,747

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Tandem Diabetes Care, Inc.
(a)
................ 38,314 $ 759,383
Teleflex, Inc. ............................ 15,234 1,862,661
TransMedics Group, Inc.
(a) (b)
.................. 10,371 1,318,362
UFP Technologies, Inc.
(a)
.................... 3,783 885,979
40,999,094
a
Health Care Providers & Services  —  2 .8%
Acadia Healthcare Co., Inc.
(a)
................. 45,700 1,034,648
Addus HomeCare Corp.
(a)
................... 8,371 928,428
Alignment Healthcare, Inc.
(a)
................. 57,640 885,927
Amedisys, Inc.
(a)
......................... 21,688 2,040,190
AMN Healthcare Services, Inc.
(a)
............... 39,585 835,639
BrightSpring Health Services, Inc.
(a) (b)
........... 38,091 906,947
Castle Biosciences, Inc.
(a)
................... 54,792 875,028
Chemed Corp. ........................... 6,316 3,630,689
CorVel Corp.
(a)
........................... 16,659 1,853,647
Encompass Health Corp. ................... 45,887 5,547,738
Ensign Group, Inc. (The) .................... 20,952 3,085,392
GeneDx Holdings Corp. , Class A
(a)
............. 12,540 893,099
Guardant Health, Inc.
(a)
..................... 45,343 1,841,833
HealthEquity, Inc.
(a) (b)
...................... 31,427 3,161,871
Henry Schein, Inc.
(a) (b)
...................... 30,560 2,138,894
Hims & Hers Health, Inc. , Class A
(a) (b)
........... 65,697 3,715,822
NeoGenomics, Inc.
(a)
...................... 113,050 823,004
Option Care Health, Inc.
(a)
................... 91,227 2,981,298
Pediatrix Medical Group, Inc.
(a)
................ 59,806 846,255
Pennant Group, Inc. (The)
(a)
.................. 37,100 1,065,141
Premier, Inc. , Class A ...................... 97,412 2,238,528
Privia Health Group, Inc.
(a)
................... 76,715 1,746,033
Progyny, Inc.
(a)
........................... 41,268 887,262
RadNet, Inc.
(a)
........................... 21,980 1,263,630
Select Medical Holdings Corp. ................ 60,141 919,556
Tenet Healthcare Corp.
(a)
.................... 25,396 4,286,083
50,432,582
a
Health Care REITs  —  0 .7%
American Healthcare REIT, Inc. ............... 25,904 905,086
CareTrust REIT, Inc. ....................... 84,586 2,432,693
Community Healthcare Trust, Inc. .............. 54,300 887,262
Healthcare Realty Trust, Inc. , Class A ........... 59,942 869,159
Medical Properties Trust, Inc. ................. 206,506 943,733
Omega Healthcare Investors, Inc. .............. 96,159 3,557,883
Sabra Health Care REIT, Inc. ................. 119,640 2,091,307
11,687,123
a
Health Care Technology  —  0 .3%
Certara, Inc.
(a)
........................... 77,285 877,958
Doximity, Inc. , Class A
(a)
.................... 35,652 1,857,113
Teladoc Health, Inc.
(a)
...................... 123,082 851,727
Waystar Holding Corp.
(a)
.................... 22,883 914,862
4,501,660
a
Hotel & Resort REITs  —  0 .5%
Host Hotels & Resorts, Inc. .................. 224,978 3,484,909
Park Hotels & Resorts, Inc. .................. 89,229 924,412
Pebblebrook Hotel Trust .................... 104,317 957,630
Ryman Hospitality Properties, Inc. ............. 32,952 3,199,969
Xenia Hotels & Resorts, Inc. ................. 76,907 940,573
9,507,493
a
Hotels, Restaurants & Leisure  —  3 .4%
Aramark ............................... 113,086 4,579,983
Boyd Gaming Corp. ....................... 17,222 1,291,133
Brinker International, Inc.
(a)
.................. 19,156 3,306,900
Caesars Entertainment, Inc.
(a) (b)
............... 87,018 2,339,044
Cava Group, Inc.
(a)
........................ 28,096 2,283,362
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Choice Hotels International, Inc.
(b)
.............. 20,921 $ 2,650,272
Churchill Downs, Inc. ...................... 14,920 1,424,412
Dutch Bros, Inc. , Class A
(a)
.................. 33,291 2,403,610
Everi Holdings, Inc.
(a)
...................... 91,360 1,289,090
Global Business Travel Group I , Class A
(a)
........ 367,851 2,299,069
Hilton Grand Vacations, Inc.
(a) (b)
............... 34,823 1,329,194
Life Time Group Holdings, Inc.
(a)
............... 41,457 1,185,670
Light & Wonder, Inc.
(a) (b)
..................... 33,110 2,983,873
Marriott Vacations Worldwide Corp. ............. 13,330 877,914
MGM Resorts International
(a)
................. 53,723 1,700,333
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 166,392 2,936,819
Planet Fitness, Inc. , Class A
(a)
................ 38,520 3,961,012
Playa Hotels & Resorts N.V.
(a)
................ 145,054 1,952,427
Pursuit Attractions and Hospitality, Inc.
(a)
......... 31,615 881,742
Shake Shack, Inc. , Class A
(a) (b)
................ 13,118 1,702,585
Six Flags Entertainment Corp.
(a) (b)
.............. 25,566 857,995
Texas Roadhouse, Inc. ..................... 6,145 1,199,566
Travel + Leisure Co. ....................... 44,177 2,145,677
United Parks & Resorts, Inc.
(a)
................ 18,908 846,889
Vail Resorts, Inc. ......................... 20,443 3,274,355
Wendy's Co. (The) ........................ 103,654 1,181,656
Wingstop, Inc. ........................... 9,174 3,134,756
Wyndham Hotels & Resorts, Inc. .............. 31,370 2,596,809
Wynn Resorts Ltd. ........................ 17,517 1,585,989
60,202,136
a
Household Durables  —  1 .6%
Century Communities, Inc. .................. 16,589 860,472
Champion Homes, Inc.
(a)
.................... 12,356 808,082
Helen of Troy Ltd.
(a)
....................... 29,025 780,482
Installed Building Products, Inc. ............... 8,929 1,423,997
KB Home .............................. 43,123 2,224,284
La-Z-Boy, Inc. ........................... 20,816 871,982
Leggett & Platt, Inc. ....................... 97,996 887,844
M/I Homes, Inc.
(a)
......................... 8,303 885,183
Meritage Homes Corp. ..................... 29,840 1,898,122
Newell Brands, Inc. ....................... 215,101 1,140,035
Somnigroup International, Inc. ................ 48,000 3,122,880
Sonos, Inc.
(a)
............................ 86,704 891,317
Taylor Morrison Home Corp.
(a)
................ 35,842 2,017,188
Toll Brothers, Inc. ......................... 25,571 2,665,777
TopBuild Corp.
(a)
......................... 11,768 3,329,050
Tri Pointe Homes, Inc.
(a)
.................... 37,313 1,099,987
Whirlpool Corp. .......................... 33,605 2,624,215
27,530,897
a
Household Products  —  0 .1%
WD-40 Co. ............................. 7,699 1,875,707
a
Independent Power and Renewable Electricity Producers  —  0 .3%
Clearway Energy, Inc. , Class A ................ 40,673 1,173,416
Clearway Energy, Inc. , Class C ............... 36,834 1,133,382
Ormat Technologies, Inc. .................... 29,245 2,173,781
XPLR Infrastructure, LP .................... 94,753 835,722
5,316,301
a
Industrial REITs  —  0 .7%
Americold Realty Trust, Inc. .................. 52,168 864,424
EastGroup Properties, Inc. .................. 19,723 3,344,035
First Industrial Realty Trust, Inc. ............... 19,103 944,261
Rexford Industrial Realty, Inc. ................ 146,634 5,167,382
Terreno Realty Corp. ...................... 44,978 2,537,659
12,857,761
a

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Insurance  —  3 .7%
Assurant, Inc. ........................... 28,072 $ 5,698,055
Assured Guaranty Ltd. ..................... 11,534 975,200
Axis Capital Holdings Ltd. ................... 53,652 5,569,078
Baldwin Insurance Group, Inc. (The) , Class A
(a)
..... 38,494 1,483,174
CNO Financial Group, Inc. ................... 104,505 3,967,010
First American Financial Corp. ................ 24,247 1,353,225
Globe Life, Inc. .......................... 27,151 3,308,892
Goosehead Insurance, Inc. , Class A ............ 8,352 904,187
Hanover Insurance Group, Inc. (The) ........... 9,734 1,712,989
Kinsale Capital Group, Inc. .................. 8,222 3,880,702
Lincoln National Corp. ..................... 46,766 1,549,825
Oscar Health, Inc. , Class A
(a)
................. 54,939 758,158
Palomar Holdings, Inc.
(a)
.................... 15,185 2,603,772
Primerica, Inc. ........................... 11,741 3,177,115
Reinsurance Group of America, Inc. ............ 26,205 5,327,214
RenaissanceRe Holdings Ltd. ................ 15,751 3,928,614
RLI Corp. .............................. 33,708 2,591,134
Ryan Specialty Holdings, Inc. , Class A ........... 39,922 2,857,218
Selective Insurance Group, Inc. ............... 48,948 4,308,403
Stewart Information Services Corp. ............. 31,286 1,887,797
Unum Group ............................ 87,438 7,144,559
White Mountains Insurance Group Ltd.
(b)
......... 498 888,830
65,875,151
a
Interactive Media & Services  —  0 .5%
fuboTV, Inc.
(a)
........................... 272,502 997,357
Match Group, Inc. ........................ 48,540 1,453,288
Trump Media & Technology Group Corp.
(a) (b)
....... 39,521 842,983
Vimeo, Inc.
(a)
............................ 198,610 865,940
Yelp, Inc.
(a)
............................. 43,797 1,671,731
Ziff Davis, Inc.
(a)
.......................... 28,155 913,348
ZoomInfo Technologies, Inc.
(a)
................ 129,653 1,238,186
7,982,833
a
IT Services  —  0 .6%
Applied Digital Corp.
(a) (b)
.................... 134,493 918,587
ASGN, Inc.
(a)
............................ 16,429 867,616
Couchbase, Inc.
(a)
........................ 48,992 885,286
DXC Technology Co.
(a)
..................... 62,105 943,996
EPAM Systems, Inc.
(a)
...................... 18,739 3,269,768
Kyndryl Holdings, Inc.
(a)
..................... 78,761 3,074,829
9,960,082
a
Leisure Products  —  0 .5%
Hasbro, Inc. ............................ 50,158 3,346,040
Mattel, Inc.
(a)
............................ 105,574 1,999,571
Peloton Interactive, Inc. , Class A
(a)
............. 134,308 953,587
Topgolf Callaway Brands Corp.
(a)
.............. 133,047 843,518
YETI Holdings, Inc.
(a)
...................... 62,519 1,910,581
9,053,297
a
Life Sciences Tools & Services  —  0 .9%
Azenta, Inc.
(a)
........................... 38,406 1,026,208
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 4,522 1,026,177
Bio-Techne Corp. ......................... 66,949 3,240,332
Bruker Corp. ............................ 38,311 1,406,014
Charles River Laboratories International, Inc.
(a) (b)
.... 21,107 2,862,742
Medpace Holdings, Inc.
(a)
................... 8,721 2,571,823
Repligen Corp.
(a)
......................... 24,323 2,871,817
Sotera Health Co.
(a)
....................... 70,483 862,712
15,867,825
a
Machinery  —  4 .5%
AGCO Corp. ............................ 30,738 3,011,709
Alamo Group, Inc. ........................ 11,926 2,361,825
Allison Transmission Holdings, Inc. ............. 35,612 3,686,554
Security Shares Value
a
Machinery (continued)
Astec Industries, Inc. ...................... 21,978 $ 863,516
Chart Industries, Inc.
(a)
..................... 14,927 2,341,449
Crane Co. .............................. 19,531 3,347,613
Donaldson Co., Inc. ....................... 51,308 3,568,471
Douglas Dynamics, Inc. .................... 31,726 872,148
Energy Recovery, Inc.
(a)
.................... 102,744 1,295,602
Enerpac Tool Group Corp. , Class A
(b)
............ 51,231 2,196,785
Enpro, Inc. ............................. 9,148 1,693,661
ESCO Technologies, Inc. ................... 16,948 3,071,656
Federal Signal Corp. ...................... 19,707 1,853,838
Flowserve Corp. ......................... 65,739 3,281,034
Franklin Electric Co., Inc. ................... 18,742 1,619,121
Gates Industrial Corp. PLC
(a)
................. 135,128 2,857,957
Greenbrier Companies, Inc. (The) .............. 19,793 892,071
Hillenbrand, Inc. ......................... 44,178 863,238
ITT, Inc. ............................... 34,751 5,231,416
JBT Marel Corp. ......................... 17,536 2,013,308
Lincoln Electric Holdings, Inc. ................ 17,227 3,334,975
Lindsay Corp. ........................... 9,041 1,260,315
Middleby Corp. (The)
(a) (b)
.................... 8,836 1,291,205
Mueller Water Products, Inc. , Series A ........... 147,496 3,618,077
Oshkosh Corp. .......................... 45,010 4,464,542
REV Group, Inc. ......................... 23,786 891,737
SPX Technologies, Inc.
(a)
.................... 20,571 3,128,643
Stanley Black & Decker, Inc. ................. 33,557 2,195,635
Symbotic, Inc. , Class A
(a)
.................... 31,926 915,318
Tennant Co. ............................ 11,726 872,649
Terex Corp. ............................. 33,184 1,493,612
Toro Co. (The) ........................... 31,812 2,410,713
Trinity Industries, Inc. ...................... 54,745 1,409,136
Wabash National Corp. ..................... 92,797 804,550
Watts Water Technologies, Inc. , Class A .......... 17,203 4,165,190
79,179,269
a
Media  —  1 .3%
Cable One, Inc. .......................... 6,281 919,099
DoubleVerify Holdings, Inc.
(a)
................. 104,464 1,435,335
EchoStar Corp. , Class A
(a) (b)
.................. 40,869 724,607
Interpublic Group of Companies, Inc. (The) ....... 186,534 4,469,355
Liberty Broadband Corp. , Series A
(a)
............ 21,132 1,963,163
Liberty Broadband Corp. , Series C , NVS
(a)
........ 20,001 1,876,094
Magnite, Inc.
(a)
........................... 56,557 925,272
New York Times Co. (The) , Class A ............. 59,148 3,378,534
Nexstar Media Group, Inc. ................... 7,010 1,194,644
Paramount Global , Class B , NVS .............. 253,480 3,067,108
Sirius XM Holdings, Inc. .................... 72,117 1,563,496
TEGNA, Inc. ............................ 136,569 2,283,434
23,800,141
a
Metals & Mining  —  1 .6%
Alcoa Corp. ............................. 91,552 2,450,847
Carpenter Technology Corp. ................. 18,820 4,422,700
Cleveland-Cliffs, Inc.
(a)
..................... 142,246 829,294
Coeur Mining, Inc.
(a)
....................... 190,939 1,542,787
Commercial Metals Co. ..................... 59,732 2,782,914
Compass Minerals International, Inc.
(a)
........... 45,885 881,451
Constellium SE , Class A
(a)
................... 75,217 913,134
Hecla Mining Co. ......................... 193,793 996,096
Materion Corp. .......................... 11,224 869,074
MP Materials Corp. , Class A
(a) (b)
............... 44,029 959,392
Radius Recycling, Inc. , Class A ............... 36,199 1,071,853
Royal Gold, Inc. .......................... 32,487 5,786,585
United States Steel Corp. ................... 75,333 4,054,422

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Metals & Mining (continued)
Warrior Met Coal, Inc. ...................... 18,751 $ 852,233
28,412,782
a
Mortgage REITs  —  0 .4%
AGNC Investment Corp. .................... 406,056 3,630,141
Blackstone Mortgage Trust, Inc. , Class A ......... 46,402 876,534
Invesco Mortgage Capital, Inc. ................ 125,628 927,135
KKR Real Estate Finance Trust, Inc. ............ 122,734 1,096,014
Starwood Property Trust, Inc. ................. 73,242 1,446,529
7,976,353
a
Multi-Utilities  —  0 .3%
Avista Corp. ............................ 125,737 4,842,132
Unitil Corp. ............................. 17,547 962,102
5,804,234
a
Office REITs  —  0 .9%
Brandywine Realty Trust .................... 264,291 1,117,951
COPT Defense Properties ................... 109,514 3,006,159
Cousins Properties, Inc. .................... 66,465 1,865,673
Easterly Government Properties, Inc. ........... 63,943 1,389,481
Empire State Realty Trust, Inc. , Class A .......... 191,142 1,464,148
Highwoods Properties, Inc. .................. 33,699 1,000,860
JBG SMITH Properties ..................... 71,425 1,221,368
Kilroy Realty Corp. ........................ 33,012 1,062,986
Piedmont Office Realty Trust, Inc. , Class A ........ 135,747 966,519
SL Green Realty Corp. ..................... 26,013 1,476,758
Vornado Realty Trust ...................... 41,272 1,554,716
16,126,619
a
Oil, Gas & Consumable Fuels  —  3 .0%
Antero Midstream Corp. .................... 145,024 2,723,551
Antero Resources Corp.
(a)
................... 135,630 5,079,343
APA Corp. ............................. 131,235 2,232,307
BKV Corp.
(a)
............................ 40,734 875,781
California Resources Corp. .................. 31,894 1,408,758
Civitas Resources, Inc. ..................... 31,828 871,132
CNX Resources Corp.
(a)
.................... 71,021 2,292,558
Delek U.S. Holdings, Inc. ................... 53,441 1,028,739
DT Midstream, Inc. ........................ 45,521 4,767,870
Excelerate Energy, Inc. , Class A ............... 38,344 1,078,617
Hess Midstream, LP , Class A ................. 81,158 3,002,846
HF Sinclair Corp. ......................... 66,242 2,393,323
Kinetik Holdings, Inc. , Class A ................ 50,827 2,263,835
Kosmos Energy Ltd.
(a)
...................... 827,319 1,373,350
Murphy Oil Corp. ......................... 101,939 2,133,583
Ovintiv, Inc. ............................. 173,407 6,211,439
PBF Energy, Inc. , Class A ................... 42,501 809,644
Permian Resources Corp. , Class A ............. 198,191 2,499,188
Range Resources Corp. .................... 125,083 4,758,157
SM Energy Co. .......................... 38,973 912,748
Talos Energy, Inc.
(a)
....................... 118,381 951,783
Uranium Energy Corp.
(a) (b)
................... 194,230 1,151,784
Viper Energy, Inc. , Class A .................. 31,246 1,240,154
World Kinect Corp. ........................ 33,404 914,936
52,975,426
a
Paper & Forest Products  —  0 .1%
Louisiana-Pacific Corp. ..................... 24,380 2,195,907
a
Passenger Airlines  —  0 .1%
Alaska Air Group, Inc.
(a)
..................... 33,428 1,702,488
JetBlue Airways Corp.
(a)
.................... 176,469 891,168
2,593,656
a
Security Shares Value
a
Personal Care Products  —  0 .3%
BellRing Brands, Inc.
(a)
..................... 27,267 $ 1,716,458
Coty, Inc. , Class A
(a)
....................... 180,420 889,471
Edgewell Personal Care Co. ................. 49,242 1,360,064
elf Beauty, Inc.
(a)
......................... 19,668 2,212,453
6,178,446
a
Pharmaceuticals  —  1 .1%
Avadel Pharmaceuticals PLC
(a)
................ 96,508 879,188
Axsome Therapeutics, Inc.
(a) (b)
................ 10,535 1,107,861
Corcept Therapeutics, Inc.
(a)
................. 29,995 2,326,412
Elanco Animal Health, Inc.
(a) (b)
................ 242,533 3,259,643
Enliven Therapeutics, Inc.
(a) (b)
................. 51,877 921,854
Jazz Pharmaceuticals PLC
(a)
................. 23,024 2,488,204
Liquidia Corp.
(a)
.......................... 52,855 788,597
Organon & Co. .......................... 112,817 1,040,173
Perrigo Co. PLC ......................... 41,500 1,110,955
Phibro Animal Health Corp. , Class A ............ 37,394 913,161
Tarsus Pharmaceuticals, Inc.
(a)
................ 20,111 863,767
Viatris, Inc. ............................. 359,562 3,160,550
18,860,365
a
Professional Services  —  2 .9%
CACI International, Inc. , Class A
(a) (b)
............ 8,585 3,674,380
CBIZ, Inc.
(a) (b)
............................ 14,167 1,023,424
Clarivate PLC
(a) (b)
......................... 223,181 941,824
Concentrix Corp. ......................... 16,171 905,010
CSG Systems International, Inc. ............... 30,137 1,990,850
Dayforce, Inc.
(a)
.......................... 66,608 3,935,201
ExlService Holdings, Inc.
(a)
.................. 106,969 4,919,504
Exponent, Inc. ........................... 11,341 865,772
First Advantage Corp.
(a)
..................... 71,661 1,226,836
FTI Consulting, Inc.
(a)
...................... 20,067 3,294,199
Genpact Ltd. ............................ 70,367 3,029,299
Heidrick & Struggles International, Inc. .......... 22,826 996,583
Huron Consulting Group, Inc.
(a)
................ 11,671 1,666,969
ICF International, Inc. ...................... 10,250 880,680
KBR, Inc. .............................. 95,047 4,960,503
Korn Ferry ............................. 15,269 1,038,445
Maximus, Inc. ........................... 14,571 1,056,543
Parsons Corp.
(a)
.......................... 21,885 1,419,023
Paylocity Holding Corp.
(a)
................... 16,902 3,226,592
Planet Labs PBC , Class A
(a) (b)
................. 233,949 898,364
Robert Half, Inc. ......................... 56,933 2,606,962
Science Applications International Corp. ......... 8,726 1,008,202
TriNet Group, Inc. ........................ 16,452 1,368,971
UL Solutions, Inc. , Class A ................... 23,297 1,665,736
Upwork, Inc.
(a)
........................... 56,284 871,839
Verra Mobility Corp. , Class A
(a)
................ 41,912 991,219
WNS Holdings Ltd.
(a)
...................... 17,532 1,016,681
51,479,611
a
Real Estate Management & Development  —  0 .7%
Compass, Inc. , Class A
(a)
.................... 155,841 921,020
Cushman & Wakefield PLC
(a)
................. 92,390 926,672
Howard Hughes Holdings, Inc.
(a)
............... 41,108 2,808,088
Jones Lang LaSalle, Inc.
(a)
................... 23,058 5,135,017
Kennedy-Wilson Holdings, Inc. ................ 136,439 869,116
Marcus & Millichap, Inc. .................... 31,277 901,090
11,561,003
a
Residential REITs  —  0 .1%
Elme Communities ........................ 64,080 1,029,125
Veris Residential, Inc. ...................... 88,021 1,337,919
2,367,044
a

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Retail REITs  —  1 .1%
Acadia Realty Trust ....................... 67,843 $ 1,306,656
Agree Realty Corp. ....................... 19,927 1,500,503
Brixmor Property Group, Inc. ................. 150,070 3,813,279
Federal Realty Investment Trust ............... 54,949 5,246,531
Macerich Co. (The) ....................... 128,030 2,071,526
NETSTREIT Corp. ........................ 71,443 1,150,232
Phillips Edison & Co., Inc. ................... 94,657 3,356,537
Tanger, Inc. ............................. 29,934 892,033
19,337,297
a
Semiconductors & Semiconductor Equipment  —  2 .5%
Allegro MicroSystems, Inc.
(a)
................. 33,026 837,209
Astera Labs, Inc.
(a)
........................ 41,573 3,771,503
Cirrus Logic, Inc.
(a)
........................ 25,746 2,532,376
Credo Technology Group Holding Ltd.
(a)
.......... 58,823 3,585,850
Enphase Energy, Inc.
(a)
..................... 51,959 2,150,583
Ichor Holdings Ltd.
(a)
....................... 50,818 801,908
Impinj, Inc.
(a)
............................ 7,808 890,815
Kulicke & Soffa Industries, Inc. ................ 47,538 1,528,347
Lattice Semiconductor Corp.
(a)
................ 58,688 2,637,439
MACOM Technology Solutions Holdings, Inc.
(a)
..... 18,931 2,302,199
MKS, Inc. .............................. 17,680 1,453,119
Onto Innovation, Inc.
(a)
..................... 25,636 2,356,974
PDF Solutions, Inc.
(a)
...................... 46,469 822,501
Power Integrations, Inc. .................... 18,223 906,230
Qorvo, Inc.
(a)
............................ 29,899 2,272,922
Rambus, Inc.
(a)
.......................... 47,448 2,537,045
Rigetti Computing, Inc.
(a)
.................... 89,975 1,089,597
Semtech Corp.
(a)
......................... 27,735 1,035,347
Silicon Laboratories, Inc.
(a)
................... 15,362 1,851,582
SiTime Corp.
(a)
........................... 5,426 1,063,876
Skyworks Solutions, Inc. .................... 45,809 3,162,195
SolarEdge Technologies, Inc.
(a)
................ 43,593 778,571
Universal Display Corp. .................... 10,979 1,573,840
Veeco Instruments, Inc.
(a)
................... 90,852 1,754,352
43,696,380
a
Software  —  6 .4%
A10 Networks, Inc. ........................ 51,649 891,462
ACI Worldwide, Inc.
(a)
...................... 63,328 2,929,553
Adeia, Inc. ............................. 67,753 869,949
Agilysys, Inc.
(a)
.......................... 11,459 1,213,623
Alarm.com Holdings, Inc.
(a)
.................. 20,711 1,188,811
Alkami Technology, Inc.
(a)
................... 29,560 846,598
Appfolio, Inc. , Class A
(a)
.................... 8,777 1,853,439
Asana, Inc. , Class A
(a)
...................... 50,689 907,840
Aurora Innovation, Inc. , Class A
(a) (b)
............. 362,476 2,196,605
AvePoint, Inc. , Class A
(a)
.................... 49,210 917,767
BILL Holdings, Inc.
(a)
....................... 34,980 1,527,926
Blackbaud, Inc.
(a)
......................... 29,160 1,814,627
BlackLine, Inc.
(a)
......................... 23,116 1,292,878
Box, Inc. , Class A
(a)
....................... 64,060 2,422,749
Braze, Inc. , Class A
(a)
...................... 25,689 945,355
C3.ai, Inc. , Class A
(a) (b)
..................... 39,058 1,038,552
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 151,749 1,332,356
Cleanspark, Inc.
(a)
........................ 93,620 807,941
Clearwater Analytics Holdings, Inc. , Class A
(a)
...... 81,497 1,882,581
Commvault Systems, Inc.
(a)
.................. 22,214 4,068,494
Confluent, Inc. , Class A
(a)
................... 111,024 2,556,883
Core Scientific, Inc.
(a)
...................... 82,887 882,747
Dolby Laboratories, Inc. , Class A .............. 30,166 2,240,127
Dropbox, Inc. , Class A
(a) (b)
................... 96,413 2,782,479
D-Wave Quantum, Inc.
(a)
.................... 104,700 1,709,751
E2open Parent Holdings, Inc. , Class A
(a)
......... 334,496 1,073,732
Elastic N.V.
(a)
............................ 36,796 2,975,693
Security Shares Value
a
Software (continued)
Five9, Inc.
(a) (b)
........................... 34,036 $ 902,294
Freshworks, Inc. , Class A
(a)
.................. 61,257 935,394
Gitlab, Inc. , Class A
(a) (b)
..................... 51,284 2,333,935
Guidewire Software, Inc.
(a)
................... 34,468 7,411,309
Hut 8 Corp.
(a) (b)
.......................... 54,089 825,939
Informatica, Inc. , Class A
(a)
.................. 48,537 1,165,373
Intapp, Inc.
(a)
............................ 27,538 1,517,895
InterDigital, Inc. .......................... 15,128 3,286,709
JFrog Ltd.
(a) (b)
........................... 38,801 1,666,115
Klaviyo, Inc. , Series A
(a)
..................... 31,837 1,082,458
Life360, Inc.
(a)
........................... 20,750 1,318,663
Manhattan Associates, Inc.
(a)
................. 22,799 4,303,995
MARA Holdings, Inc.
(a) (b)
.................... 106,103 1,498,174
MeridianLink, Inc.
(a)
....................... 54,499 909,588
N-able, Inc.
(a)
............................ 112,765 878,439
nCino, Inc.
(a) (b)
........................... 35,056 921,973
NCR Voyix Corp.
(a)
........................ 85,735 950,801
NextNav, Inc.
(a)
.......................... 67,798 850,865
PagerDuty, Inc.
(a)
......................... 55,777 795,380
Pegasystems, Inc.
(b)
....................... 22,164 2,175,397
Procore Technologies, Inc.
(a) (b)
................ 47,707 3,204,479
Progress Software Corp. .................... 48,684 2,996,987
PROS Holdings, Inc.
(a)
..................... 49,876 877,319
Q2 Holdings, Inc.
(a)
........................ 28,244 2,471,915
RingCentral, Inc. , Class A
(a)
.................. 33,253 862,250
Riot Platforms, Inc.
(a)
...................... 101,732 820,977
Rubrik, Inc. , Class A
(a)
...................... 31,664 3,019,162
SentinelOne, Inc. , Class A
(a)
.................. 89,574 1,577,398
SoundHound AI, Inc. , Class A
(a) (b)
.............. 110,151 1,113,627
SPS Commerce, Inc.
(a) (b)
.................... 18,721 2,635,168
Tenable Holdings, Inc.
(a)
.................... 52,761 1,699,959
Teradata Corp.
(a)
......................... 51,881 1,139,307
UiPath, Inc. , Class A
(a) (b)
.................... 167,176 2,225,113
Unity Software, Inc.
(a) (b)
..................... 107,175 2,795,124
Varonis Systems, Inc.
(a)
..................... 22,386 1,067,364
Verint Systems, Inc.
(a)
...................... 51,829 909,081
Vertex, Inc. , Class A
(a)
...................... 23,307 922,258
Workiva, Inc. , Class A
(a)
..................... 36,923 2,484,549
113,723,251
a
Specialized REITs  —  0 .7%
CubeSmart ............................. 84,961 3,632,932
EPR Properties .......................... 20,247 1,127,555
Outfront Media, Inc. ....................... 71,558 1,182,138
PotlatchDeltic Corp. ....................... 95,716 3,765,468
Rayonier, Inc. ........................... 72,195 1,711,022
Uniti Group, Inc. ......................... 296,893 1,276,640
12,695,755
a
Specialty Retail  —  3 .2%
Abercrombie & Fitch Co. , Class A
(a)
............. 22,287 1,749,307
Advance Auto Parts, Inc. .................... 29,314 1,405,020
American Eagle Outfitters, Inc. ................ 80,092 877,808
Arko Corp. ............................. 180,226 771,367
Asbury Automotive Group, Inc.
(a)
............... 7,243 1,650,752
AutoNation, Inc.
(a)
......................... 11,610 2,134,499
Bath & Body Works, Inc. .................... 71,526 2,011,311
Boot Barn Holdings, Inc.
(a)
................... 10,703 1,715,798
CarMax, Inc.
(a)
........................... 58,982 3,801,980
Chewy, Inc. , Class A
(a)
..................... 59,977 2,713,959
Five Below, Inc.
(a)
......................... 21,179 2,468,836
Floor & Decor Holdings, Inc. , Class A
(a)
.......... 35,860 2,570,803
Foot Locker, Inc.
(a)
........................ 38,836 922,743
GameStop Corp. , Class A
(a) (b)
................. 156,463 4,662,597
Gap, Inc. (The) .......................... 98,472 2,196,910

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Specialty Retail (continued)
Group 1 Automotive, Inc. .................... 6,842 $ 2,900,461
Lithia Motors, Inc. , Class A .................. 13,014 4,124,267
MarineMax, Inc.
(a)
......................... 39,182 830,658
Murphy USA, Inc.
(b)
....................... 11,624 4,961,007
National Vision Holdings, Inc.
(a)
............... 72,232 1,430,916
RealReal, Inc. (The)
(a)
...................... 169,875 959,794
RH
(a)
................................. 4,351 788,010
Signet Jewelers Ltd. ....................... 19,445 1,294,454
Upbound Group, Inc. ...................... 40,043 918,586
Urban Outfitters, Inc.
(a)
..................... 19,062 1,332,434
Valvoline, Inc.
(a)
.......................... 72,160 2,496,014
Victoria's Secret & Co.
(a)
.................... 38,528 817,179
Warby Parker, Inc. , Class A
(a)
................. 44,527 942,637
Wayfair, Inc. , Class A
(a)
..................... 25,763 1,062,466
56,512,573
a
Technology Hardware, Storage & Peripherals  —  0 .3%
IonQ, Inc.
(a) (b)
............................ 76,090 3,069,471
Sandisk Corp.
(a)
.......................... 32,054 1,208,115
Xerox Holdings Corp. ...................... 168,438 823,662
5,101,248
a
Textiles, Apparel & Luxury Goods  —  1 .5%
Capri Holdings Ltd.
(a)
...................... 61,673 1,117,515
Carter's, Inc. ............................ 24,743 776,188
Columbia Sportswear Co. ................... 13,796 879,909
Crocs, Inc.
(a)
............................ 23,566 2,403,732
Hanesbrands, Inc.
(a)
....................... 168,942 836,263
Kontoor Brands, Inc. ....................... 25,000 1,715,000
Levi Strauss & Co. , Class A .................. 67,264 1,167,030
PVH Corp. ............................. 24,485 2,051,108
Ralph Lauren Corp. , Class A ................. 10,445 2,891,280
Skechers USA, Inc. , Class A
(a)
................ 14,827 919,867
Steven Madden Ltd. ....................... 44,961 1,108,289
Tapestry, Inc. ............................ 83,496 6,558,611
Under Armour, Inc. , Class A
(a) (b)
............... 135,304 907,890
VF Corp. .............................. 150,029 1,869,361
Wolverine World Wide, Inc. .................. 52,249 891,368
26,093,411
a
Trading Companies & Distributors  —  2 .0%
Air Lease Corp. , Class A .................... 37,971 2,187,509
Applied Industrial Technologies, Inc. ............ 14,112 3,196,650
Boise Cascade Co. ....................... 15,088 1,310,846
Core & Main, Inc. , Class A
(a)
.................. 78,682 4,312,560
DNOW, Inc.
(a)
........................... 60,091 866,512
FTAI Aviation Ltd. ......................... 35,102 4,112,199
GATX Corp. ............................ 18,474 2,941,800
H&E Equipment Services, Inc. ................ 9,424 891,887
Herc Holdings, Inc. ........................ 16,439 2,038,436
McGrath RentCorp ........................ 15,223 1,710,761
MRC Global, Inc.
(a) (b)
....................... 75,511 937,092
Security Shares Value
a
Trading Companies & Distributors (continued)
QXO, Inc.
(b)
............................. 124,254 $ 2,112,318
Rush Enterprises, Inc. , Class A ............... 18,107 899,012
Rush Enterprises, Inc. , Class B ............... 18,604 971,408
SiteOne Landscape Supply, Inc.
(a)
.............. 24,067 2,811,266
WESCO International, Inc. ................... 25,141 4,220,923
35,521,179
a
Water Utilities  —  0 .2%
American States Water Co. .................. 12,010 947,229
California Water Service Group ............... 25,449 1,202,465
H2O America ........................... 18,763 984,682
3,134,376
a
Wireless Telecommunication Services  —  0 .1%
Gogo, Inc.
(a)
............................ 90,316 958,253
Telephone and Data Systems, Inc. ............. 36,268 1,246,168
2,204,421
a
Total Common Stocks — 99.6%
(Cost: $ 1,612,103,827 ) ............................... 1,768,419,883
a
Rights
Biotechnology  —  0 .0%
Chinook Therapeutics, Inc. , CVR (Expires 01/01/26)
(a) (c)
30,052 4,808
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 4,808
Total Long-Term Investments — 99.6%
(Cost: $ 1,612,103,827 ) ............................... 1,768,424,691
a
Short-Term Securities
Money Market Funds  —  7 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(d) (e) (f)
...................... 119,316,273 119,363,999
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(d) (e)
............................ 6,417,689 6,417,689
a
Total Short-Term Securities — 7.1%
(Cost: $ 125,735,125 ) ................................ 125,781,688
Total Investments — 106.7%
(Cost: $ 1,737,838,952 ) ............................... 1,894,206,379
Liabilities in Excess of Other Assets — ( 6 .7 ) % ............... (119,379,171)
Net Assets — 100.0% ................................. $ 1,774,827,208
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
ESG Aware MSCI USA Small-Cap ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/25
  Shares Held
at 05/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 94,867,934 $ 24,526,772
(a)
$ — $ (14,418) $ (16,289) $ 119,363,999 119,316,273 $ 417,465
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 6,966,077 — (548,388)
(a)
— — 6,417,689 6,417,689 166,847 —
$ (14,418) $ (16,289)
$ 125,781,688
$ 584,312 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ................................................................ 34 06/20/25 $ 3,516 $ 71,307
E-Mini S&P MidCap 400 Index ............................................................. 10 06/20/25 3,004 46,851
$ 118,158

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2025

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,768,419,883 $ — $ — $ 1,768,419,883
Rights ................................................ — — 4,808 4,808
Short-Term Securities
Money Market Funds ...................................... 125,781,688 — — 125,781,688
$ 1,894,201,571 $ — $ 4,808 $ 1,894,206,379
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 118,158 $ — $ — $ 118,158
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)